Operating profit (Details) R in Thousands		12 Months Ended
	Apr. 01, 2018 ZAR (R)	Mar. 31, 2019 ZAR (R) employee	Mar. 31, 2018 ZAR (R) employee	Mar. 31, 2017 ZAR (R) employee
Analysis of income and expense [abstract]
Amortization (notes 7 and 32.2)		R 64,877	R 63,926	R 44,734
Depreciation (notes 6 and 32.2)		183,478	151,945	98,508
Impairment of intangible assets (notes 7 and 32.2)		930	2,687	3,166
Impairment/(reversal of impairment) of property, plant and equipment (notes 6 and 32.2)		0	9	(791)
Restructuring costs (note 19)		3,034		14,561
Restructuring costs (note 19)			(741)
Write-down of inventory to net realizable value (notes 9 and 32.2)		4,112	9,294	9,967
Research expenditure		685	1,624	2,398
Professional fees		36,686	32,689	22,358
Lease expenses		12,863
– Operating lease charges – premises, vehicles and equipment under IAS 17			24,622	24,690
– Expenses relating to short-term leases under IFRS 16	R 5,010	12,659
– Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets under IFRS 16	R 1,186	204
Staff costs		625,958	601,656	587,474
– Salaries, wages and other costs		584,648	564,207	554,793
– Pension costs (note 17)		29,170	27,097	29,370
– Equity-settled share-based payments (notes 14 and 32.2)		12,140	9,000	2,247
– Cash-settled share-based payments (note 20)		R 0	R 1,352	R 1,064
Number of employees at the end of the year | employee		1,078	1,054	1,056